Investment Strategy - Teucrium Leveraged XDC ETF	Apr. 15, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund intends to achieve its investment objective primarily by seeking daily investment results, before fees and expenses, that target up to two times (2x) the daily price performance of XDC. The Fund does not seek to achieve investment results that target a multiple of the daily price performance of XDC over a period of time greater than a single day. Such investments generally include financial instruments and other investments that provide indirect exposure to XDC (collectively, “XDC-related investments”), each of which is described below. The Fund does not invest directly in XDC. There can be no guarantee that any XDC-related investment will produce the desired result or provide returns that closely correlate to those produced by XDC. Generally, XDC-related investments are subject to certain implementation costs and expenses not applicable to direct investments in XDC that will cause the returns of XDC-related investments to differ from those of direct investments in XDC. Additionally, the Fund’s investments in XDC-related investments provide the Fund with indirect exposure to XDC, which also may contribute to differences in returns in comparison to those of direct investments in XDC. The ability to trade XDC 24 hours a day also may give rise to differences in returns of XDC-related investments that trade during standard market hours.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in XDC-related investments that provide exposure to or produce returns consistent with the price performance of XDC. The Adviser intends to invest in XDC related financial instruments in a combination that the Adviser believes, in combination, should produce daily investment results, before fees and expenses, that target up to two times (2x) the daily price performance of XDC. The Fund may not be able to obtain the desired level of exposure to the price performance of XDC. The amount of exposure that the Fund is able to obtain to the price performance of XDC depends on the following factors, among others: the supply of XDC, regulatory limits on leverage risk, limited liquidity in the XDC market, volatility in the XDC market, a disruption to the XDC market, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the CFTC or other regulators. The Fund’s exposure to the price performance of XDC on a given day is at the sole discretion of the Adviser. The Fund does not intend to seek daily exposure to the price of XDC in excess of 200% of the Fund’s net assets; however, the Fund’s exposure to XDC may be less than 200% of the Fund’s net assets, and potentially significantly less than 200%. There can be no guarantee that the Adviser’s strategy will produce the desired results.
The Fund will invest principally in the financial instruments listed below:
•Swap Agreements. Initially, the Fund expects to achieve exposure to XDC primarily through its use of one or more swap agreements, likely a total return swap on an XDC-related index, such as the MarketVector™ XDC Network Index with a daily reset. As more investments that provide exposure to XDC become available for investment, the Adviser will invest in those investments that it believes will most efficiently enable the Fund to achieve its investment objective. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as an index, or the return earned on an investment in XDC that is equal, on a daily basis, to 200% of the value of the Fund’s net assets (each, a “XDC Swap”). XDC Swaps may reference: (i) U.S.- or foreign-listed exchange-traded products that provide exposure to XDC (“ETPs”), including through investments in XDC directly (a “Spot XDC ETP,” and together with ETPs, “XDC ETPs”), (ii) exchange-traded funds (“ETFs”) that provide exposure to XDC (a “XDC ETF”), (iii) an index or other reference rate that the Adviser believes produces daily returns consistent with those of XDC (each, an “XDC Index”), or (iv) other benchmarks that the Adviser believes produce daily returns consistent with those of XDC (collectively with any Spot XDC ETP and any XDC Index, a “Reference Asset” or the “Reference Assets”). Generally, any such XDC Swap will provide the Fund with a return earned by the Reference Asset that is equal to, on a daily basis, up to 200% of the value of the Fund’s net assets, be fully funded with all collateral maintained by a third party pursuant to a tri-party collateral control arrangement, and be subject to daily collateral and exposure adjustments to align the value of collateral with the value of the Reference Asset and the exposure provided by the XDC Swap with that needed by the Fund.
•XDC Futures Contracts. Once available, the Fund may invest in XDC futures contracts that trade on an exchange regulated by the CFTC (“XDC Futures”). As of the date of this Prospectus, XDC Futures are not yet available for investment by the Fund. To maintain its intended exposure to XDC, the Fund intends to exit any XDC Futures as they near expiration and replace them with new XDC Futures with a later expiration date. This process is referred to as “rolling.” The Fund may invest in XDC Futures of any expiration date traded on any CFTC-regulated commodity futures exchange, also known as a “designated contract market” (“DCM”).
•XDC Options. Once available, the Fund also may invest in exchange-traded or over-the-counter (“OTC”) options contracts that reference XDC, XDC Futures, or XDC ETPs (“XDC Options”). As of the date of this Prospectus, XDC Options are not yet available for investment by the Fund. The Fund may invest in XDC Options traded on an exchange regulated by the CFTC or on foreign exchanges. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the Reference Asset, the strike price, and expiration date. In the U.S., exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”).
•XDC ETPs and XDC ETFs. The Fund may invest in XDC ETPs, the shares of which may be listed on a U.S. or European exchange. To the extent the Fund invests in XDC ETPs, such ETPs are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, do not provide investors, including the Fund, with the investor protections of the 1940 Act. The Fund may also invest in ETFs registered under the 1940 Act that provide exposure to XDC (“XDC ETFs”). As of the date of this Prospectus, U.S. XDC ETPs and XDC ETFs were not yet available for investment by the Fund.
•Depositary Receipts. Once available, the Fund may invest in Depositary Receipts (“DRs”) representing XDC. DRs are negotiable receipts issued by a financial institution that evidence direct ownership of assets held with a custodian.
The Fund expects that XDC Swaps, XDC ETPs and XDC Futures will provide the most effective means to seek to achieve the Fund’s investment objective and therefore, expects to focus its investments on XDC Swaps, XDC ETPs and, when available, XDC Futures. The Fund also expects to enter into reverse repurchase agreements, a form of borrowing. The Adviser attempts to consistently apply leverage through the Fund’s investments in XDC-related investments and reverse repurchase agreements to seek to achieve the Fund’s investment objective. The Adviser, in its sole discretion, selects the Fund’s investments, including the mix of XDC-related investments to achieve the desired exposure to XDC. The Adviser may consider the following factors, among others, when selecting the Fund’s XDC-related investments: availability, liquidity, regulatory requirements, risk mitigation measures, the Fund’s FCMs (as defined below), the financial condition of counterparties, and market conditions.
The Fund expects to invest in XDC-related investments primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to XDC-related investments within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in certain investments, such as XDC-related investments, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter, which is one of the requirements for satisfying the “Asset Diversification Test” as described more fully in the “Federal Income Taxes” section of the Fund’s Statement of Additional Information (“SAI”).
The Fund will attempt to achieve its leveraged strategy without regard to the overall market movement or the increase or decrease in the price of XDC. At the close of the markets on each trading day, the Adviser determines the type, quantity, and mix of investment positions to achieve exposure to the price of XDC. The impact of movements in the price of XDC during the day will generally require the Fund to adjust its exposure to the Reference Assets on a daily basis. For example, if the price of XDC has risen on a given day, net assets of the Fund should rise, meaning the Fund’s exposure will need to be increased to maintain consistent exposure to the price of XDC. Conversely, if the price of XDC has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced to maintain consistent exposure to the price of XDC. These adjustments typically result in high portfolio turnover.
The Fund also expects to invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. Such investments are designed to provide liquidity or satisfy collateral and/or margin requirements associated with the Fund’s XDC-related investments.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will likely differ in amount, and possibly even direction, from two times (2x) the price performance of XDC for the same period. The Fund will lose money if the price performance of XDC is flat over time, and the Fund can lose money regardless of the performance of the price of
XDC because of daily rebalancing, the volatility of the price of XDC, compounding of each day’s return, and other factors. See “Principal Investment Risks” below.
Swap Agreements
Most swaps entered into by the Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The Fund’s current obligations under the types of swaps that the Fund expects to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap), and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.
Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
XDC Futures Contracts
Futures contracts are agreements between two parties that are executed on a DCM, i.e., a commodity futures exchange, and that are cleared and margined through a derivatives clearing organization (“DCO”), i.e., a clearing house. One party agrees to buy a commodity from the other party at a later date at a price and quantity agreed upon when the contract is made. Such contracts may also be referred to as “non-spot” futures contracts to differentiate from spot contracts, in which the purchase of the commodity occurs immediately. In market terminology, a party who purchases a futures contract is long in the market and a party who sells a futures contract is short in the market. The contractual obligations of a buyer or seller may generally be satisfied by taking or making physical delivery of the underlying commodity or by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of delivery. The difference between the price at which the futures contract is purchased or sold and the price paid for the offsetting sale or purchase, after allowance for brokerage commissions, constitutes the profit or loss to the trader.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter-term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund and could result in a negative yield for the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter-term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.
XDC Options
An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates, and/or currency exchange rates. An American-style put or call option may be exercised at any time during the option period, while a European-style put or call option may be exercised only upon expiration or during a fixed period prior thereto.
The Fund may engage in OTC options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.
Additional Information about the Spot XDC ETPs
The Fund may derive a significant amount of its exposure to the price performance of XDC from its direct investment in one or more Spot XDC ETPs and swap agreements or options that reference a Spot XDC ETP. The Spot XDC ETPs in which the Fund may invest (or which may be used as Reference Assets) are ETPs that are designed to provide exposure to the performance of XDC and are fully secured by holdings of XDC. Each non-U.S. Spot XDC ETP issues bonds that are collateralized by the respective amount of units of XDC. The issuer shall at any given time procure in relation to issued bonds that it holds such amount of the underlying XDC equal to or exceeding the aggregate claims of the bondholders, expressed as a number of units of XDC. The value and performance of the bonds materially depend on the value and performance of the issuer’s holdings of XDC. Based on the non-U.S. Spot XDC ETPs’
payment and delivery obligations to bondholders, the bonds are expected (subject to the deduction of any fees and costs) to track the performance of XDC nearly 1:1.
An investor cannot purchase the bonds issued by non-U.S. Spot XDC ETPs directly from the issuer in the primary market. Initially, in the primary market, the bonds may only be subscribed for or purchased by authorized participants (“APs”). Once the bonds issued by non-U.S. Spot XDC ETPs have been subscribed for or purchased in the primary market, investors may purchase the bonds in the secondary market from any person on an anonymous basis (i) via the relevant stock exchange (in case of bonds admitted to trading on a stock exchange) or (ii) over the counter.
The value of shares of a Spot XDC ETP may not directly correspond to the price of XDC and is highly volatile. The price of a Spot XDC ETP may go down even if the price of the underlying asset, XDC, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
Each Spot XDC ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of XDC. This means the sponsor does not speculatively sell XDC at times when its price is high or speculatively acquire XDC at low prices in the expectation of future price increases. The Spot XDC ETPs will not utilize hedging, leverage, derivatives, or any similar arrangements in seeking to meet their investment objectives. Each Spot XDC ETP’s custodian will keep custody of the Spot XDC ETP’s XDC and will keep all of the private keys associated with such Spot XDC ETP’s XDC held by the custodian in “cold storage.” “Cold storage” is a safeguarding method by which the private keys corresponding to the particular Spot XDC ETP’s XDC are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.
The XDC Network and XDC
XDC is the native token of the XDC network (“XDC Network”), an enterprise-grade, open-source, layer 1 blockchain designed to support trade finance, supply chain management, real-world asset tokenization and other decentralized financial applications. The XDC Network allows participants to exchange XDC across a public, decentralized ledger. The XDC Network supports smart contracts and decentralized applications (“dApps”) through compatibility with the Ethereum Virtual Machine (“EVM”), which enables developers to deploy applications and smart contracts using established Ethereum-based tools and standards.
The XDC Network is designed to support public blockchain applications while also meeting the needs of enterprise and institutional users. The network is positioned to support use cases involving financial services, trade documentation and asset digitization. The XDC Network also supports interoperability with existing financial systems and messaging standards, including ISO 20022, with the goal of enabling integration between blockchain-based applications and traditional financial infrastructure.
The XDC Network is designed to offer low transaction costs, fast transaction processing and energy-efficient operation. The network achieves near-instant transaction finality and supports high transaction throughput. These features facilitate scalable deployment of smart contracts and dApps while providing predictable performance for enterprise and institutional participants.
The XDC Network uses a delegated proof-of-stake consensus mechanism, under which a defined set of validator nodes, known as “Masternodes,” are responsible for validating transactions and maintaining the blockchain. Masternodes are selected based on the amount of XDC they stake and network rules. Masternode operators are rewarded through staking rewards and fee distribution for supporting network stability, security and growth.
XDC is used to pay transaction fees and smart contract execution fees. XDC may also be used within applications built on the XDC Network, including as a means of payment within smart contracts and dApps. Subject to network rules in effect from time to time, XDC holders may participate in delegation arrangements with Masternode operators, entitling the XDC holders to a share of any rewards earned by the Masternode operators, without transferring ownership of their tokens. The value and functionality of XDC depend on the continued development, adoption and operation of the XDC Network and the broader blockchain ecosystem.
The XDC Network is supported by a core development team and a broad ecosystem of participants. The XDC Network was initially developed by XinFin, which is responsible for the network’s protocol, enterprise-grade features and technical integrations. The XDC Foundation, a non-profit organization established with a grant from XinFin, promotes global adoption, regulatory alignment and ecosystem support. XVC Tech, a Dubai-based investment company, facilitates global investment and strategic growth across the XDC ecosystem, while XDC Tech Limited, a U.S.-based investment company, advances enterprise adoption and ecosystem development in the United States. Developers, node operators, enterprises and partners build applications, tools, and integrations on the XDC Network and contribute to its continued operation and development.
The Shares represent interests in the Fund. The Shares are not interests in the XDC Network and do not represent a claim on, or ownership interest in, XDC, the XDC Network, any XDC-related protocol, or any person or entity involved in developing or supporting the XDC Network.
Defensive Positions
The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility. The Fund may do this through the use of derivatives, including exchange-traded or OTC swaps, options or swaptions contracts, or through temporary shifts in portfolio exposure. However, because the Fund employs leverage and may be subject to unscheduled rebalancing, these measures can magnify losses, cause the Fund to realize losses already incurred, and cause the Fund’s performance to deviate materially from its intended strategy of seeking daily investment results, before fees and expenses, that target up to two times (2x) the daily price performance of XDC. As a result, such actions may not prevent substantial or total loss of value and may result in the Fund not achieving its targeted exposure to XDC.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in XDC-related investments that provide exposure to or produce returns consistent with the price performance of XDC.